CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Q3) - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities
Net income (loss)	$ 8,471,000	$ (4,498,000)	[1],[2]
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	9,641,000	9,417,000	[1],[2]
Change in fair value of warrant liability	(195,000)	780,000	[1],[2]
Change in tax receivable agreement liability	1,486,000	689,000	[1],[2]
Amortization of right-of-use lease assets	3,284,000	3,666,000	[2]
Asset impairment charges	0	8,382,000	[2]
Stock-based compensation	7,172,000	10,389,000	[2]
Gain on lease termination	(109,000)	0	[2]
Discharge of a holdback obligation related to a prior acquisition	0	3,705,000	[2]
Provision (recovery) for credit losses	(295,000)	(196,000)	[2]
Changes in operating assets and liabilities:
Accounts receivable	3,546,000	5,320,000	[2]
Prepaid expenses and other current assets	(439,000)	2,419,000	[2]
Other assets	1,029,000	21,000	[2]
Accounts payable and accrued expenses	(1,169,000)	(15,439,000)	[2]
Deferred revenue	(153,000)	(167,000)	[2]
Operating lease liabilities	(4,994,000)	(4,668,000)	[2]
Net cash provided by operating activities	27,275,000	12,410,000	[2]
Cash flows from investing activities
Capitalized software and expenditures	(9,499,000)	(8,870,000)	[2]
Net cash used in investing activities	(9,499,000)	(8,870,000)	[2]
Cash flows from financing activities
Repayments of insurance premium financing	0	(1,450,000)	[2]
Distributions	(7,250,000)	(3,233,000)	[2]
Proceeds from repayment of related party note	286,000	286,000	[2]
Tax receivable agreement payment	(116,000)	0	[2]
Taxes paid related to net share settlement of equity awards	(3,000)	(5,000)	[2]
Net cash used in financing activities	(7,083,000)	(4,402,000)	[2]
Net increase (decrease) in cash	10,693,000	(862,000)	[2]
Cash - beginning of period	34,350,000	28,583,000	[2]
Cash - end of period	45,043,000	27,721,000	[2]
Supplemental disclosures of noncash investing and financing activities
Stock-based compensation capitalized for software development	829,000	959,000	[2]
Capitalized assets included in accounts payable and accrued expenses	560,000	663,000	[2]
Remeasurement of lease liabilities and right-of-use assets due to lease modification	$ 3,348,000	$ 0

[1]	For the three and nine months ended September 30, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.
[2]	For the nine months ended September 30, 2023, provision (recovery) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.